Schedule of tax and employee related liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax And Employee-related Liabilities
Employee-related liabilities	€ 10,101	€ 8,300
Social security and other taxes	7,148	4,866
Balance as at December 31	17,249	13,165
Less non-current portion
Current portion	€ 17,249	€ 13,165